Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

13. RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Company had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company
Mr. He Xiaowu	Chief Executive Officer and Chairman of the Board
Enmoli Inc.	Where Mr. He Xiaowu acted as director
Sixiang Zhuohong Private Equity LP	Equity investee of the Company

For the years ended December 31, 2022, 2023 and 2024, significant related party transactions were as follows:

		For the years ended December 31,
		2022	2023	2024	2024
		RMB	RMB	RMB	US$
Sixiang Zhuohong Private Equity LP	Sold 11.5385% equity interest of Banyou to the Company	-	37,500	-	-
Sixiang Zhuohong Private Equity LP	Acquires 6% of Hangzhou Zhan Ge’s shares through Sixiang Zhuohong	-	-	13,500	1,849

As of December 31, 2023 and 2024, the amounts due from related parties are as follows:

	2023	2024	2024
	RMB	RMB	US$
Amount due from related parties
Enmoli Inc. (1)	355	-	-
Total	355	-	-

1)	The balance was collected on January 12, 2024.